Condensed Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 35,371	$ 140,302	$ 635,542
Current portion of prepaid expenses	411,773	408,461	366,744
Total Current Assets	447,144	548,763	1,002,286
Prepaid expenses			369,934
Cash and investments held in Trust Account	240,372,461	237,775,823	234,608,695
TOTAL ASSETS	240,819,605	238,324,586	235,980,915
Current liabilities
Accrued expenses	226,130	263,150	111,636
Advance from related parties	474,400	263,725	0
Accrued offering costs		0	67,500
Total Current Liabilities	700,530	526,875	179,136
Sponsor Loan	5,000,000	5,000,000	5,000,000
Deferred underwriting fee payable	9,800,000	9,800,000	9,800,000
TOTAL LIABILITIES	15,500,530	15,326,875	14,979,136
COMMITMENTS AND CONTINGENCIES
Class A ordinary shares subject to possible redemption; $0.0001 par value, 23,000,000 shares issued and outstanding at approximately $10.45 and $10.34 per share, redemption value as of March 31, 2023 and December 31, 2022, respectively	240,372,461	237,775,823	234,600,000
SHAREHOLDERS' DEFICIT
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(15,054,017)	(14,778,743)	(13,598,852)
TOTAL SHAREHOLDERS' DEFICIT	(15,053,386)	(14,778,112)	(13,598,221)
TOTAL LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT	240,819,605	238,324,586	235,980,915
Common Class A [Member]
Current liabilities
Class A ordinary shares subject to possible redemption; $0.0001 par value, 23,000,000 shares issued and outstanding at approximately $10.45 and $10.34 per share, redemption value as of March 31, 2023 and December 31, 2022, respectively	240,372,461	237,775,823	234,600,000
SHAREHOLDERS' DEFICIT
Common stock value	56	56	56
Common Class B [Member]
SHAREHOLDERS' DEFICIT
Common stock value	$ 575	$ 575	$ 575